Segmented information	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Segmented information	Segmented information
As a result of the disposition of the Company’s former renewable energy group (excluding the Hydro Group), the Regulated Services Group is the only reportable operating segment of the Company. The Regulated Services Group primarily owns and operates a portfolio of regulated electric, water distribution and wastewater collection, and natural gas utility systems and transmission operations in the United States, Canada, Bermuda and Chile. However, management has elected to disclose the "Hydro Group" as a reportable operating segment, which consists of hydroelectric generation facilities located in Canada that were not sold as part of the Renewables Sale. Non-operating segments include the corporate activities of the Company, which are reported under the "Corporate Group".
For purposes of evaluating the performance of the business units, the Company allocates the realized portion of any gains or losses on financial instruments to the specific business unit. Interest income from San Antonio Water System is included in the operations of the Regulated Services Group. Equity method gains and losses are included in the operations of the Regulated Services Group. Dividend income from Atlantica Sustainable Infrastructure plc ("Atlantica") was reported and allocated under the Corporate Group, until the Company sold it's ownership interest in the fourth quarter of 2024. The change in value of investments carried at fair value, unrealized portion of any gains or losses on derivative instruments not designated in a hedging relationship and foreign exchange gains and losses are not considered in management’s evaluation of divisional performance and are, therefore, allocated and reported under the Corporate Group.
Resources are allocated and performance is assessed by the Company’s Chief Executive Officer, who has been determined to be the Chief Operating Decision Maker ("CODM"). For all of the segments, the CODM uses segment earnings before income taxes in the annual budgeting and forecasting process. The CODM also considers budget-to-actual variances on a monthly basis for this profit measure when making decisions about allocating capital.
14. Segmented information (continued)

	Three months ended June 30, 2025
(millions of U.S. dollars)	Regulated Services Group	Hydro Group	Corporate Group	Total
Revenue (1)	$504.3	$10.2	$—	$514.5
Other revenue	12.6	0.4	0.3	13.3
Fuel, power, water purchased and other cost of sales	124.6	—	—	124.6
Net revenue	392.3	10.6	0.3	403.2
Operating expenses	211.2	3.0	3.2	217.4
Depreciation and amortization	105.0	1.8	0.2	107.0
Loss on foreign exchange	—	—	14.0	14.0
Operating income (loss)	76.1	5.8	(17.1)	64.8
Interest expense	(34.1)	(0.3)	(33.4)	(67.8)
Income (loss) from long-term investments	(0.1)	0.1	6.7	6.7
Other interest income	5.7	—	—	5.7
Pension and post-employment non-service costs	(2.8)	—	—	(2.8)
Other net gains (losses)	(2.9)	—	2.4	(0.5)
Gain on derivative financial instruments	0.3	—	—	0.3
Earnings (loss) before income taxes	42.2	5.6	(41.4)	6.4
Income tax recovery (expense)	(14.1)	4.5	2.6	(7.0)
Net effect of non-controlling interests	19.0	(1.0)	—	18.0
Net earnings (loss) from continuing operations attributable to shareholders	$47.1	$9.1	$(38.8)	$17.4
Capital expenditures	$136.2	$0.7	$—	$136.9
(1) Regulated Services Group revenue includes $16.2 million related to alternative revenue programs for the three months ended June 30, 2025 that do not represent revenue recognized from contracts with customers.
14. Segmented information (continued)

	Three months ended June 30, 2024
(millions of U.S. dollars)	Regulated Services Group	Hydro Group	Corporate Group	Total
Revenue (1)	$491.2	$9.6	$—	$500.8
Other revenue	14.0	0.3	0.2	14.5
Fuel, power, water purchased and other cost of sales	114.9	0.3	—	115.2
Net revenue	390.3	9.6	0.2	400.1
Operating expenses	209.6	2.2	2.3	214.1
Depreciation and amortization	100.1	1.7	0.8	102.6
Gain on foreign exchange	—	—	(2.1)	(2.1)
Operating income (loss)	80.6	5.7	(0.8)	85.5
Interest expense	(49.2)	(0.2)	(43.8)	(93.2)
Income from long-term investments	1.5	—	192.2	193.7
Other interest income	6.0	—	—	6.0
Pension and post-employment non-service costs	(4.0)	—	—	(4.0)
Other net losses	(1.7)	—	(4.3)	(6.0)
Gain (loss) on derivative financial instruments	(0.7)	—	0.8	0.1
Earnings before income taxes	32.5	5.5	144.1	182.1
Income tax expense	(8.6)	(1.4)	(15.3)	(25.3)
Net effect of non-controlling interests	24.1	(0.8)	—	23.3
Net earnings from continuing operations attributable to shareholders	$48.0	$3.3	$128.8	$180.1
Capital expenditures	$163.9	$1.1	$—	$165.0
(1) Regulated Services Group revenue includes $15.3 million related to alternative revenue programs for the three months ended
June 30, 2024 that do not represent revenue recognized from contracts with customers.
14. Segmented information (continued)

	Six months ended June 30, 2025
(millions of U.S. dollars)	Regulated Services Group	Hydro Group	Corporate Group	Total
Revenue (1)	$1,171.8	$19.7	$—	$1,191.5
Other revenue	27.4	0.5	0.8	28.7
Fuel, power, water purchased and other cost of sales	329.6	—	—	329.6
Net revenue	869.6	20.2	0.8	890.6
Operating expenses	417.3	5.5	3.9	426.7
Depreciation and amortization	198.3	3.6	0.4	202.3
Loss on foreign exchange	—	—	17.9	17.9
Operating income (loss)	254.0	11.1	(21.4)	243.7
Interest expense	(69.2)	(0.5)	(69.5)	(139.2)
Income from long-term investments	2.7	0.2	6.6	9.5
Other interest income	11.3	—	—	11.3
Pension and post-employment non-service costs	(0.5)	—	—	(0.5)
Other losses	(10.3)	—	(3.9)	(14.2)
Gain (loss) on derivative financial instruments	0.6	—	(7.5)	(6.9)
Earnings (loss) before income taxes	188.6	10.8	(95.7)	103.7
Income tax recovery (expense)	(53.2)	16.9	9.5	(26.8)
Net effect of non-controlling interests	37.9	(2.0)	—	35.9
Net earnings (loss) from continuing operations attributable to shareholders	$173.3	$25.7	$(86.2)	$112.8
Capital expenditures	$236.4	$1.2	$—	$237.6
	June 30, 2025
Property, plant and equipment	$9,348.4	$141.9	$99.5	$9,589.8
Investments carried at fair value	1.9	—	—	1.9
Equity-method investees	42.5	—	3.9	46.4
Total assets	13,156.4	170.9	366.1	13,693.4
(1) Regulated Services Group revenue includes $18.7 million related to alternative revenue programs for the six months ended
June 30, 2025 that do not represent revenue recognized from contracts with customers.
14. Segmented information (continued)

	Six months ended June 30, 2024
(millions of U.S. dollars)	Regulated Services Group	Hydro Group	Corporate Group	Total (2)
Revenue (1)	$1,116.1	$18.3	$—	$1,134.4
Other revenue	25.7	0.8	0.6	27.1
Fuel, power, water purchased and other cost of sales	317.4	0.3	—	317.7
Net revenue	824.4	18.8	0.6	843.8
Operating expenses	412.5	5.1	3.0	420.6
Depreciation and amortization	191.9	3.3	1.5	196.7
Gain on foreign exchange	—	—	(2.6)	(2.6)
Operating income (loss)	220.0	10.4	(1.3)	229.1
Interest expense	(98.3)	(0.5)	(84.0)	(182.8)
Income from long-term investments	2.7	—	67.0	69.7
Other interest income	12.7	—	—	12.7
Pension and post-employment non-service costs	(7.4)	—	—	(7.4)
Other losses	(1.4)	—	(9.0)	(10.4)
Gain (loss) on derivative financial instruments	(1.3)	—	1.5	0.2
Earnings (loss) before income taxes	127.0	9.9	(25.8)	111.1
Income tax recovery (expense)	(33.0)	(2.3)	8.4	(26.9)
Net effect of non-controlling interests	40.9	(1.8)	—	39.1
Net earnings (loss) from continuing operations attributable to shareholders	$134.9	$5.8	$(17.4)	$123.3
Capital expenditures	$323.4	$1.4	$—	$324.8
	December 31, 2024
Property, plant and equipment	$9,284.4	$136.8	$28.9	$9,450.1
Investments carried at fair value	2.1	—	—	2.1
Equity-method investees	38.1	—	—	38.1
Total assets(3)	12,927.9	152.3	185.9	$13,266.1
(1) Regulated Services Group revenue includes $18.3 million related to alternative revenue programs for the six months ended
June 30, 2024 that do not represent revenue recognized from contracts with customers.
(2) Reflect results of continuing operations.
(3) Excluding held for sale assets of $3,695.6 million.
14. Segmented information (continued)
AQN operates in the independent power and utility industries in the United States, Canada and other regions. Information on operations by geographic area is as follows:

	Three months ended June 30		Six months ended June 30
(millions of U.S. dollars)	2025	2024	2025	2024
Revenue
United States	$416.1	$401.3	$988.9	$930.5
Canada	23.1	20.5	57.3	52.5
Other regions	88.6	93.5	174.0	178.5
	$527.8	$515.3	$1,220.2	$1,161.5
Revenue is attributed to the regions based on the location of the underlying generating and utility facilities.